Income Taxes (Details) - Schedule of effective income tax rate reconciliation	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of effective income tax rate reconciliation [Abstract]
Profits tax rate in Hong Kong	16.50%	16.50%	16.50%
Non-deductible items/non-taxable income	25.50%	26.90%	3.30%
Changes in valuation allowances	(18.40%)	1.10%	(0.40%)
Overprovision of profits tax in prior year	(1.10%)		4.30%
Effect of different tax rate of subsidiaries operating in other jurisdictions	5.70%	1.80%	(1.90%)
Tax effect of tax losses not recognized	2.00%	0.10%	(30.00%)
Utilization of tax losses previously not recognized	(6.80%)	(11.60%)	12.70%
Others	0.90%	(11.50%)	(0.80%)
Effective tax rate	24.30%	23.30%	3.70%